List of direct and indirect subsidiaries	12 Months Ended
Dec. 31, 2022
List of direct and indirect subsidiaries
List of direct and indirect subsidiaries

2List of direct and indirect subsidiaries

Information on the Company ’s direct and indirect subsidiaries is presented below:

		December 31,2022		December 31,2021		December 31,2020
Subsidiaries	Country of Origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC(a)	United States	100%	-	100%	-	-	-
CI&T Software S.A.	Brazil	-	100%	-	100%	-	-
CI&T Japan, Inc.	Japan	-	100%	-	100%	100%	-
CI&T China Inc.	China	-	100%	-	100%	-	100%
CI&T IOT (b)	Brazil	-	-	-	-	100%	-
CI&T Portugal Unipessoal Lda.	Portugal	-	100%	-	100%	100%	-
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	100%	-
Dextra Inc (c)	United States	-	100%	-	100%	-	-
CINQ Inc. (c)	United States	-	100%	-	100%	-	-
CI&T, Inc. (“CI&T US”)	United States	-	100%	-	100%	100%	-
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	-	-	-
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
NTERSOL Consulting LLC (“NTERSOL”) (f)	United States	-	100%	-	-	-	-
CoreIP Holdings, Inc. (f)	United States	-	100%	-	-	-	-

Somo Global Ltd (“Somo”) (d)	United Kingdom	100%	-	-	-	-	-
Somo Custom Ltd (d)	United Kingdom	-	100%	-	-	-	-
Somo Global Inc. (d)	United States	-	100%	-	-	-	-
Somo Global SAS. (d)	Colombia	-	100%	-	-	-	-
IdeonyxLtd (in liquidation) (d)	United Kingdom	-	100%	-	-	-	-
Somo Ltd (dormant) (d)	United Kingdom	-	100%	-	-	-	-

CI&T Oceania PTY Ltd (“Transpire”) (e)	Australia	100%	-	-	-	-	-
Unconstrained Thinking PTY Ltd (e)	Australia	-	100%	-	-	-	-

(a) Refers to note 1.a.

(b) In July 2019, the subsidiary CI&T IOT Comércio de Hardware e Software Ltda. started its operations. The subsidiary’s main activity is the sale of technology devices and software on environment management platforms for efficient use of spaces. In April 2021, the partial spin-off on the CI&T IOT investment was approved with the transfer of its net equity to CI&T Brazil’s shareholders.

(c) In August 2021, CI&T Brazil completed the acquisition of 100% of the shareholding control of Dextra Investimentos S.A. and its subsidiaries (see note 9.1).

(d) In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd and its subsidiaries (see note 9.2).

(e) In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd and it subsidiary (see note 9. 4).

(f) In November 2022, the Company completed the acquisition of 100% of the share holding control of NTERSOL Consulting LLC and its subsidiary (see note 9.5).